Accounts and notes receivables, net - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts and notes receivables, net
Notes receivable	¥ 1,109		¥ 242
Accounts receivable	45,619		60,668
Less: allowance for doubtful accounts	(30,416)		(32,019)
Accounts receivable, net	¥ 16,312	$ 2,245	¥ 28,891